RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2024
RELATED PARTY TRANSACTIONS
Schedule of remuneration of key management personnel

	Years ended December 31,
	2024 $	2023 $
Salaries and benefits	7,896	8,450
Directors fees	851	830
Consulting fees	66	66
Share-based payments	6,395	4,874
	15,208	14,220